Accounts receivable, net - Movements in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements in the allowance for doubtful accounts
Balance at the beginning of the year	¥ (460,962)	¥ (207,245)	¥ (136,910)
Additions	(745,043)	(328,868)	(83,088)
Write-offs	83,787	75,151	12,753
Balance at the end of the year	¥ (1,122,218)	¥ (460,962)	¥ (207,245)